Subsequent Events - Additional Information (Detail) - USD ($)			3 Months Ended					9 Months Ended	12 Months Ended
	Nov. 01, 2023	Mar. 03, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Subsequent Event [Line Items]
Temporary Equity Accretion To Redemption Value			$ 573,581	$ 519,310	$ 2,775,554	$ 1,396,729	$ 448,071		$ 4,462,497	$ 27,136,138
Subsequent Event [Member]
Subsequent Event [Line Items]
Deferred Underwriting Commission Payable After Waiver	$ 433,231
Subsequent Event [Member] | Citi Bank Global Markets Inc [Member]
Subsequent Event [Line Items]
Adjustment to additional paid in capital deferred underwriting commission waived	$ 10,397,544
Common Class A [Member]
Subsequent Event [Line Items]
Temproary equity redemption price, per share		$ 10.21	$ 0.03					$ 0.03
Temporary Equity Accretion To Redemption Value								$ 3,868,445	$ 4,462,497	$ 27,136,138
Common stock shares outstanding			0					0	0	0
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period, stock options exercised		26,298,498
Temproary equity redemption price, per share		$ 10.25
Temporary Equity Accretion To Redemption Value		$ 269,473,000
Non-Redeemable Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares outstanding		400,000									400,000
Non-Redeemable Common Class A [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Number of shares agreed to transfer		150,000
Non-Redeemable Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock shares outstanding		400,000
Non-Redeemable Common Class A [Member] | Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Number of shares agreed to transfer		150,000